Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and

Brighthouse Variable Life Account A

File Nos. 333-200241/811-21851

(Equity Advantage VUL)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Variable Life Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 29, 2024 and Prospectus dated April 29, 2024 being used for the Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Prospectus contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 11, 2024.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Vice President and Associate General Counsel

Brighthouse Life Insurance Company